Common Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Disclosure of equity attributable to owners of parent [Abstract]
Disclosure Of Equity Attributable To Owners Of Parent Explanatory [Text Block]
Note 28
Common Shareholders’ Equity

Subscribed and paid-up Capital

As of December 31, 2022, 2021 and 2020
the Company’s capital shows a balance of ThCh$
562,693,346
divided into 369,502,872 shares of common stock without face value, entirely subscribed and paid-up. The Company has issued only one series of common shares. Such common shares are registered for trading at the Santiago Stock Exchange and the Chilean Electronic Stock Exchange, and at the New York Stock Exchange /NYSE), evidenced by ADS (American Depositary Shares), with an equivalence of two shares per ADS (Se
e
Note 1 - General information letter A)
).

The Company has not issued any others shares or convertible instruments during the period, thus changing the number of outstanding shares as December 31, 2022, 2021 and 2020.

Capital Management

The main purpose, when managing shareholder’s capital, is to maintain an adequate credit risk profile and a healthy capital ratio, allowing the access of the Company to the capitals market for the development of its medium and long term purposes and, at the same time, to maximize shareholder’s return.

Earnings per share

The basic earnings per share is calculated as the ratio between the net income (loss) for the year
attributable to equity holders of the parent and the weighted average number of valid outstanding shares during such term.

The diluted earnings per share is calculated as the ratio between the net income (loss) for the year
attributable to equity holders of the parent and the weighted average additional common shares that would have been outstanding if it had become all ordinary potential dilutive shares.

The information used for the calculation of the earnings as per each basic and diluted share is as follows:

Earnings per share	For the years ended as of December 31,
	2022	2021	2020
Equity holders of the controlling company (ThCh$)	118,168,351	199,162,731	96,152,272
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Basic earnings per share (in Chilean pesos)	319.80	539.00	260.22
Equity holders of the controlling company (ThCh$)	118,168,351	199,162,731	96,152,272
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Diluted earnings per share (in Chilean pesos)	319.80	539.00	260.22

As of December 31, 2022, 2021 and 2020,
the Company has not issued any convertible or other kind of instruments creating diluting effects.

Distributable net income

In accordance with Circular No. 1945 from the CMF on November 4, 2009, the Board of Directors agreed that the net distributable income for the year 2009 will be that reflected in the financial statements attributable to equity holders of the parents, without adjusting it. The above agreement remains in effect for the year ended December 31, 2022.

Dividends

The Company’s dividends policy consists of annually distributing at least
50% of the net distributable profit of the year
.

As of
December 31, 2022, 2021 and 2020
the Company has distributed the following dividends:

Dividend Nº	Payment Date	Type of Dividend	Dividends per Share ($)	Related to FY
259	04-24-2020	Final	179.95079	2019
260	12-30-2020	Interim	56.0000	2020
261	04-23-2021	Final	139.16548	2020
262	10-29-2021	Interim	200.0000	2021
263	12-03-2021	Eventual	447.0000	Retained earnings
264	04-28-2022	Final	200.0000	2021
265	12-29-2022	Interim	135.1000	2022

In the Ordinary Shareholders’ Meeting of Compañía Cervecerías Unidas S.A. on April 15, 2020, it was agreed to charge the profits of the year 2019 the distribution of a final Dividend No. 259 of Ch$ 179.95079 per share. The total amount to distribute was ThCh$ 66,492,334. This dividend was paid on April 24, 2020.

In the Ordinary Board of Directors’ Meeting of Compañía Cervecerías Unidas S.A. on December 2, 2020, it was agreed to charge the profits of the year 2020 the distribution of an Dividend No. 260 of Ch$ 56 per share. The total amount to distribute was ThCh$ 20,692,161. This dividend was paid on December 30, 2020.

At the Ordinary Shareholders' Meeting of Compañía Cervecerías Unidas S.A. held on April 14, 2021, the shareholders agreed to the distribution of a final Dividend No. 261 in the amount of Ch$ 139.16548 per share, for a total amount to be distributed of ThCh $ 51,422,043 charged to 2020 profits. This dividend was paid on April 23, 2021.

In the Ordinary Session of the Board of Directors’ Meeting of Compañía Cervecerías Unidas S.A., dated October 6, 2021, it was agreed, charged to the profits of the 2021 fiscal year, the distribution of an Dividend No. 262 of Ch$ 200 per share, ascending the total amount to distribute to ThCh$ 73,900,574. This dividend was paid on October 29, 2021.

At the Extraordinary Shareholders' Meeting of Compañía Cervecerías Unidas S.A., dated November 24, 2021, the distribution of an Eventual Dividend No. 263 of Ch$ 447 per share was approved, with a charge to retained earnings, raising the total amount to be distributed to ThCh$ 165,167,784. This dividend was paid on December 3, 2021.

At the Ordinary Shareholders' Meeting of Compañía Cervecerías Unidas S.A. held on April 13, 2022, the shareholders approved the distribution of a final Dividend No. 264 of Ch$ 200 per share, for a total amount to be distributed of

ThCh$

73,900,574
charged against 2021’s Net income. This dividend was paid on April 28, 2022.

In the Ordinary Session of the Board of Directors’ Meeting of Compañía Cervecerías Unidas S.A. held on December 7, 2022, the shareholders approved the distribution of a final Dividend No. 265 of Ch$ 135.1 per share, for a total amount to be distributed of ThCh$
49,919,383
charged against 2022’s Net income. This dividend was paid on December 29, 2022.

Consolidated Statement of Comprehensive Income

Comprehensive income and expenses are detailed as follows:

Other Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flow hedges (1)	(12,415,374)	3,352,151	(9,063,223)
Gains (losses) on exchange differences on translation (1)	9,945,778	-	9,945,778
Gains (losses) from defined benefit plans	(7,103,125)	1,981,923	(5,121,202)
Total comprehensive income As of December 31, 2022	(9,572,721)	5,334,074	(4,238,647)

Other Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flow hedges (1)	2,168,254	(585,430)	1,582,824
Gains (losses) on exchange differences on translation (1)	109,288,972	-	109,288,972
Gains (losses) from defined benefit plans	5,216,580	(1,444,133)	3,772,447
Total comprehensive income As of December 31, 2021	116,673,806	(2,029,563)	114,644,243

Other Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flow hedges (1)	4,068,855	(1,098,591)	2,970,264
Gains (losses) on exchange differences on translation (1)	(55,220,514)	-	(55,220,514)
Gains (losses) from defined benefit plans	(1,859,692)	488,246	(1,371,446)
Total comprehensive income al December 31, 2020	(53,011,351)	(610,345)	(53,621,696)

(1)	These concepts will be reclassified to the Statement of Income when it’s settled .

Reserves affecting other comprehensive income

The movement of other comprehensive income is detailed as follows:

a)	As of December 31, 2022:

Changes	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Other reserves	Total other reserves

	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Conversion of joint ventures and foreign subsidiaries	(226,312,374)	-	-	2,970,006	(223,342,368)
Cash flow hedges	-	(12,415,374)	-	-	(12,415,374)
Gains (losses) from defined benefit plans	-	-	(7,103,125)	-	(7,103,125)
Deferred taxes	-	3,352,151	1,981,923	-	5,334,074
Inflation adjustment of subsidiaries in Argentina	237,327,121	-	-	(4,038,975)	233,288,146
Total changes in equity	11,014,747	(9,063,223)	(5,121,202)	(1,068,969)	(4,238,647)
Equity holders of the parent	10,637,455	(9,291,567)	(4,905,072)	(1,068,854)	(4,628,038)
Non-controlling interests	377,292	228,344	(216,130)	(115)	389,391
Total changes in equity	11,014,747	(9,063,223)	(5,121,202)	(1,068,969)	(4,238,647)

b)	As of December 31, 2021:

Changes	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Other reserves	Total other reserves

	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Conversion of joint ventures and foreign subsidiaries	15,703,753			-	15,703,753
Cash flow hedges	-	2,168,254	-	-	2,168,254
Gains (losses) from defined benefit plans	-	-	5,216,580	-	5,216,580
Deferred taxes	-	(585,430)	(1,444,133)	-	(2,029,563)
Inflation adjustment of subsidiaries in Argentina	93,585,219	-	-	-	93,585,219
Total changes in equity	109,288,972	1,582,824	3,772,447	-	114,644,243
Equity holders of the parent	102,229,659	1,812,733	3,580,153	-	107,622,545
Non-controlling interests	7,059,313	(229,909)	192,294	-	7,021,698
Total changes in equity	109,288,972	1,582,824	3,772,447	-	114,644,243

c)	As of December 31, 2020:

Changes	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Other reserves	Total other reserves

	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Conversion of joint ventures and foreign subsidiaries	(125.344.149)		-	-	(125.344.149)
Cash flow hedges	-	4.068.855	-	-	4.068.855
Gains (losses) from defined benefit plans	-	-	(1.859.692)	-	(1.859.692)
Deferred taxes	-	(1.098.591)	488.246	-	(610.345)
Inflation adjustment of subsidiaries in Argentina	70.123.635	-	-	-	70.123.635
Total changes in equity	(55.220.514)	2.970.264	(1.371.446)	-	(53.621.696)
Equity holders of the parent	(52.043.623)	2.968.182	(1.298.021)	-	(50.373.462)
Non-controlling interests	(3.176.891)	2.082	(73.425)	-	(3.248.234)
Total changes in equity	(55.220.514)	2.970.264	(1.371.446)	-	(53.621.696)

Other Reserves

The reserves that are a part of the Company’s equity are as follows:

Reserve of exchange differences on translation
: This reserve originated from the translation of
foreign subsidiaries’ and joint ventures financial statements which functional currency is different from the presentation currency of the Consolidated Financial Statements and inflation adjustment of subsidiaries in Argentina. As of
December 31, 2022, 2021 and 2020
, it amounts to a reserve of
 ThCh$ 40,039,090, ThCh$ 51,745,399 and ThCh$ 153,975,058,
respectively.

Reserve of cash flow hedges
: These reserves originate from the application of hedge accounting for financial instruments used as hedges. Hedging reserves are reversed at the end of the term of the derivative contracts or when the transaction ceases to qualify as hedge accounting, whichever occurs first
.
The effects of the Hedging reserves are reflected in to income statement. As of
December 31, 2022, 2021 and 2020
the amounts in the balance related to Hedging reserves are
negative of ThCh$ 4,180,961, positive of ThCh$ 5,110,606 and ThCh$ 3,297,873, net of deferred taxes.

Reserve of Actuarial gains and losses on defined benefit plans:
This reserve is originated from January 1, 2013, as a result of the application of the Amendment to IAS No. 19 and whose effect as of
December 31, 2022, 2021 and 2020
is a negative reserve of
negative of ThCh$ 10,351,094, ThCh$ 5,446,022, and ThCh$ 9,026,175,
respectively, net of deferred taxes.

Other reserves
: As of
December 31, 2022, 2021 and 2020
, the amount is a negative reserve of
 ThCh$ 36,141,326, ThCh$ 35,175,097 and ThCh$ 28,220,816,
respectively. Such reserves relate mainly to the following concepts:

-	Adjustment due to re-assessment of fixed assets carried out in 1979 respectively (increase of ThCh$ 4,087,396).
-	Price level restatement of paid-up capital registered as of December 31, 2008, according to CMF Circular Letter No. 456 (decrease of ThCh$ 17,615,333 ) .
-	Difference in purchase of shares of the subsidiary Viña San Pedro Tarapacá S.A. made during year 2012 and 2013 (increase of ThCh$ 9,779,475 ) .
-	Difference in purchase of shares of the subsidiary Manantial S.A. made during year 2016 (decrease of ThCh$ 7,801,153 ) .
-
Difference in purchase of shares of the Alimentos Nutrabien S.A. made during year 2016 (decrease of ThCh$ 5,426,209). On December 17, 2018 Food's and subsidiary CCU Investments S.A. sold their participation over Alimentos Nutrabien S.A. The aforementioned effect was accounted in result of the period.

-	Difference in purchase of shares of the subsidiary Viña San Pedro Tarapacá S.A. made during year 2018 and 2017 (decrease of ThCh$ 13,054,114 and ThCh$ 2,075,441, respectively).
-	Difference in purchase of shares of Sáenz Briones and Cía. S.A.I.C carried out on April 16, July 13 and August 9, 2021 (decrease of ThCh$ 7,199,525 ).
-	Difference in purchase of shares of Viña San Pedro Tarapacá S.A. carried out on September 10 and October 4, 2021 (increase of ThCh$ 245,244 ).
-	Difference in purchase of shares of Viña San Pedro Tarapacá S.A. carried out on September 7, 2022 (increase of ThCh$ 102,625 ) .